SCHEDULE 1 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Tax effects of unrealized loss on other investment